CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Cash flows from operating activities:
Net (loss)/income	¥ (134,515)	$ (18,947)	¥ 86,504	¥ (127,250)
Adjustment to reconcile net (loss)/income to net cash generated from/(used in) operating activities:
Depreciation of property, equipment and leasehold improvement	13,200	1,862	18,056	19,225
Amortization of intangible assets	983	138	1,202	1,686
Amortization of right-of-use assets	16,903	2,381	14,557	10,329
Foreign exchange losses	1,488	210	1,052	738
Investment income	(188)	(26)	(331)
Interest expense			217
Share-based compensation	26,755	3,768	29,233	37,359
Allowance for expected credit loss	90,789	12,787
Losses/(gains) on disposal of property equipment	(438)	(62)	105
Changes in operating assets and liabilities:
Accounts receivable	1,637	231	3,225	1,903
Prepayments and other current assets	(94,572)	(13,320)	4,012	(15,935)
Accounts payable	(10,648)	(1,500)	(26,961)	2,526
Deferred revenue	(6,429)	(906)	15,020	3,656
Salary and welfare payable	499	70	11,505	29,998
Taxes payable	(549)	(77)	537	1,691
Lease liabilities	(18,057)	(2,543)	(15,169)	(8,279)
Accrued expenses and other current liabilities	31	4	(5,997)	2,886
Other non-current liabilities	(3,952)	(557)	(500)	(959)
Net cash (used in)/generated from operating activities	(117,000)	(16,487)	136,267	(40,426)
Cash flows from investing activities:
Purchase of property, equipment and leasehold improvement	(5,961)	(840)	(11,691)	(20,075)
Purchase of intangible assets	(1,261)	(178)	(149)	(855)
Purchase of short-term investments			(191,022)
Maturities of short-term investments	111,022	15,637	80,000	73,022
Net cash received from disposal of property, equipment and leasehold improvement	1,853	261	79	9
Net cash generated from/(used in) investing activities	105,653	14,880	(122,783)	52,101
Cash flows from financing activities
Proceeds from issuance of ordinary shares				183,188
Proceeds from exercise of vested share options	5	1	5	3
Proceeds from short-term loans	40,900	5,761	72,015	49,248
Repayments of short-term loans	(114,878)	(16,180)	(67,249)	(19,757)
Capital contributions from the non-controlling interest shareholders	2,299	324
Net cash generated from/(used in) financing activities	(71,674)	(10,094)	4,771	212,682
Effect of foreign exchange rate changes on cash, cash equivalents and restricted cash	2,168	307	22,812	(6,063)
Net increase/(decrease) in cash, cash equivalents and restricted cash	(80,898)	(11,394)	41,067	218,294
Cash, cash equivalents and restricted cash at beginning of the year	578,515	81,482	537,448	319,154
Cash, cash equivalents and restricted cash at end of the year	497,617	70,088	578,515	537,448
Reconciliation to amounts on consolidated balance sheets:
Cash, cash equivalents	494,965		568,192	533,293
Restricted cash	2,652		10,323	4,155
Total Cash, cash equivalents and restricted cash shown in the consolidated statements of cash flows	497,617		578,515	537,448
Supplemental disclosures of cash flow information:
Cash paid for interest expense	(2,051)	(289)	(2,227)	(3,141)
Income taxes paid	(495)	(70)	(100)	(924)
Supplemental disclosures of non - cash activities:
Right-of-use assets obtained in exchange for operating lease liabilities	6,127	863	13,505	34,988
Share-based compensation	¥ 26,755	$ 3,768	¥ 29,233	¥ 37,359